Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEThis Post-Effective Amendment No. 1 (“Post-Effective Amendment No. 1”) to the Registration Statement on Form S-1 (File No. 333-264686) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on June 24, 2022, is being filed to include information contained in the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022 which was filed with the SEC on March 17, 2023 (the “Annual Report on Form 10-K”) and to update certain other information in the Registration Statement.The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement on May 5, 2022.
Entity Registrant Name	Comera Life Sciences Holdings, Inc.
Entity Central Index Key	0001907685
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2834
Entity Tax Identification Number	87-4706968
Entity Address, Address Line One	12 Gill Street
Entity Address, Address Line Two	Suite 4650
Entity Address, City or Town	Woburn
Entity Address, Postal Zip Code	01801
Entity Address, State or Province	MA
City Area Code	617
Local Phone Number	871-2101
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Jeffrey S. Hackman
Entity Address, Address Line One	12 Gill Street
Entity Address, Address Line Two	Suite 4650
Entity Address, City or Town	Woburn
Entity Address, Postal Zip Code	01801
Entity Address, State or Province	MA
City Area Code	617
Local Phone Number	871-2101